Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Documentand Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	AQUNF
Entity Registrant Name	ALGONQUIN POWER & UTILITIES CORP.
Entity Central Index Key	0001174169
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	431,765,935